Commitments and Contingencies (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2023	Sep. 30, 2023	Dec. 31, 2023	Sep. 30, 2022
Commitments and Contingencies (Details) [Line Items]
Future minimum payments		$ 1,353	$ 984
Estimated liability				$ 8,434
Shares of common stock (in Shares)	1,233,108
Estimated amount of liability				$ 8,434
Common Stock [Member]
Commitments and Contingencies (Details) [Line Items]
Shares of common stock (in Shares)	1,233,108	1,233,108